Fundamental Investors®
Investment portfolio
March 31, 2020
unaudited
Common stocks 93.23% Information technology 22.91%	Shares	Value (000)
Microsoft Corp.	30,103,781	$4,747,667
Broadcom Inc.	10,750,227	2,548,879
ASML Holding NV1	4,683,824	1,244,776
ASML Holding NV (New York registered)	1,042,260	272,697
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	144,201,000	1,287,140
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	2,547,515	121,746
Intel Corp.	20,530,706	1,111,122
Advanced Micro Devices, Inc.[2]	16,187,238	736,196
Samsung Electronics Co., Ltd.[1]	16,805,000	653,111
Texas Instruments Inc.	4,699,333	469,604
Mastercard Inc., Class A	1,825,000	440,847
NortonLifeLock Inc.	20,374,083	381,199
Visa Inc., Class A	2,268,190	365,451
QUALCOMM Inc.	5,251,557	355,268
Applied Materials, Inc.	7,264,015	332,837
Autodesk, Inc.[2]	1,949,819	304,367
ServiceNow, Inc.[2]	1,018,826	291,975
SAP SE1	2,499,523	287,078
TE Connectivity Ltd.	4,126,000	259,855
STMicroelectronics NV1	11,920,000	259,423
Arista Networks, Inc.[2]	1,224,400	248,002
SK hynix, Inc.[1]	3,370,000	227,974
Apple Inc.	868,783	220,923
KLA Corp.	1,508,400	216,817
HubSpot, Inc.[2]	1,562,162	208,064
RingCentral, Inc., Class A2	733,560	155,449
International Business Machines Corp.	1,300,000	144,209
Adobe Inc.[2]	381,053	121,266
PayPal Holdings, Inc.[2]	1,199,771	114,866
Keyence Corp.[1]	340,000	109,723
Dell Technologies Inc., Class C2	2,750,000	108,763
Square, Inc., Class A2	2,074,738	108,675
Smartsheet Inc., Class A2	2,541,598	105,502
Tokyo Electron Ltd.[1]	399,900	75,197
EPAM Systems, Inc.[2]	400,932	74,437
DocuSign, Inc.[2]	800,000	73,920
NetApp, Inc.	1,687,941	70,370
Motorola Solutions, Inc.	500,000	66,460
Edenred SA1	1,550,934	64,912
Ceridian HCM Holding Inc.[2]	1,276,000	63,889
LiveRamp Holdings, Inc.[2]	1,878,542	61,842
Global Payments Inc.	376,988	54,373
ON Semiconductor Corp.[2]	3,806,568	47,354
Lam Research Corp.	195,663	46,959
Micron Technology, Inc.[2]	682,400	28,702
Fundamental Investors — Page 1 of 9

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
MongoDB, Inc., Class A2	114,603	$15,648
Micro Focus International PLC[1]	1,442,067	7,133
		19,312,667
Health care 14.63%
UnitedHealth Group Inc.	10,416,818	2,597,746
Regeneron Pharmaceuticals, Inc.[2]	2,398,397	1,171,113
Centene Corp.[2]	12,110,859	719,506
Pfizer Inc.	20,536,086	670,298
Cigna Corp.	3,706,265	656,676
Vertex Pharmaceuticals Inc.[2]	2,647,896	630,067
Thermo Fisher Scientific Inc.	2,114,288	599,612
Gilead Sciences, Inc.	7,042,100	526,467
Humana Inc.	1,511,712	474,708
Boston Scientific Corp.[2]	13,037,700	425,420
Bristol-Myers Squibb Co.	5,800,000	323,292
Anthem, Inc.	1,397,967	317,394
AstraZeneca PLC[1]	3,464,684	309,494
Molina Healthcare, Inc.[2]	2,180,689	304,664
Eli Lilly and Co.	1,947,229	270,120
Daiichi Sankyo Co., Ltd.[1]	3,743,300	257,545
CVS Health Corp.	4,284,322	254,189
Seattle Genetics, Inc.[2]	2,090,201	241,167
Biogen Inc.[2]	700,000	221,466
ResMed Inc.	1,135,000	167,174
Illumina, Inc.[2]	544,896	148,822
Abbott Laboratories	1,657,084	130,761
Merck & Co., Inc.	1,526,309	117,434
Allakos Inc.[2]	2,294,373	102,077
Ultragenyx Pharmaceutical Inc.[2]	2,257,370	100,295
Neurocrine Biosciences, Inc.[2]	1,009,208	87,347
Danaher Corp.	623,328	86,275
Edwards Lifesciences Corp.[2]	413,330	77,962
Bluebird Bio, Inc.[2]	1,172,470	53,887
Incyte Corp.[2]	672,772	49,267
Cortexyme, Inc.[1,2,3]	691,877	30,294
Cortexyme, Inc.[2]	389,795	17,779
Notre Dame Intermédica Participações SA	4,645,000	40,192
AbbVie Inc.	444,930	33,899
Novo Nordisk A/S, Class B1	461,468	27,836
GlaxoSmithKline PLC[1]	1,421,329	26,660
Teva Pharmaceutical Industries Ltd. (ADR)[2]	2,066,300	18,555
Sage Therapeutics, Inc.[2]	570,874	16,396
BioMarin Pharmaceutical Inc.[2]	176,266	14,895
Bausch Health Cos. Inc.[2]	750,000	11,625
		12,330,376
Financials 12.15%
Berkshire Hathaway Inc., Class A2	7,450	2,026,400
Berkshire Hathaway Inc., Class B2	1,427,815	261,047
JPMorgan Chase & Co.	21,103,263	1,899,927
CME Group Inc., Class A	3,122,189	539,858
The Blackstone Group Inc., Class A	11,043,223	503,240
Citigroup Inc.	8,398,399	353,741
Capital One Financial Corp.	6,455,000	325,461
Fundamental Investors — Page 2 of 9

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Intercontinental Exchange, Inc.	4,003,737	$323,302
Truist Financial Corp.	9,598,050	296,004
Wells Fargo & Co.	9,842,886	282,491
Goldman Sachs Group, Inc.	1,769,663	273,572
Legal & General Group PLC[1]	109,763,993	262,594
Discover Financial Services	7,338,604	261,768
BlackRock, Inc.	542,997	238,902
PNC Financial Services Group, Inc.	2,274,872	217,751
Apollo Global Management, Inc., Class A	6,372,031	213,463
Aon PLC, Class A	1,257,022	207,459
Chubb Ltd.	1,670,681	186,598
HDFC Bank Ltd.[1]	14,852,000	167,109
Zurich Insurance Group AG1	402,500	142,871
Sberbank of Russia PJSC (ADR)[1]	13,450,041	127,441
First Republic Bank	1,525,696	125,534
Arch Capital Group Ltd.[2]	4,350,946	123,828
Barclays PLC[1]	103,429,346	120,176
Moody’s Corp.	389,926	82,469
Marsh & McLennan Cos., Inc.	764,960	66,138
AIA Group Ltd.[1]	6,713,000	60,392
Synchrony Financial	3,600,000	57,924
Kotak Mahindra Bank Ltd.[1]	3,315,000	56,101
S&P Global Inc.	227,000	55,626
Ares Management Corp., Class A	1,721,922	53,259
Bank of Ireland Group PLC[1]	23,127,285	43,707
Brookfield Asset Management Inc., Class A	850,000	37,613
Toronto-Dominion Bank (CAD denominated)	750,000	31,886
Hong Kong Exchanges and Clearing Ltd.[1]	1,059,900	31,830
Willis Towers Watson PLC	181,000	30,743
CIT Group Inc.	1,719,078	29,671
SVB Financial Group[2]	179,966	27,189
Ping An Insurance (Group) Co. of China, Ltd., Class H1	2,289,000	22,391
CenterState Bank Corp.	1,235,783	21,293
Bank of Nova Scotia	500,000	20,419
Bank of New York Mellon Corp.	448,215	15,096
Bank of America Corp.	701,400	14,891
		10,239,175
Communication services 10.24%
Facebook, Inc., Class A2	13,142,516	2,192,172
Alphabet Inc., Class C2	1,094,936	1,273,203
Alphabet Inc., Class A2	335,168	389,448
Netflix, Inc.[2]	3,415,033	1,282,345
Comcast Corp., Class A	33,180,628	1,140,750
Charter Communications, Inc., Class A2	2,090,382	912,055
Activision Blizzard, Inc.[2]	10,878,063	647,027
Walt Disney Co.	3,300,000	318,780
Verizon Communications Inc.	2,500,000	134,325
T-Mobile US, Inc.[2]	1,360,331	114,132
HUYA, Inc. (ADR)[2]	3,030,000	51,358
SoftBank Group Corp.[1]	1,299,800	45,515
JOYY Inc., Class A (ADR)[2]	845,000	45,005
Pinterest, Inc., Class A2	2,669,891	41,223
Fundamental Investors — Page 3 of 9

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
Adevinta ASA[1,2]	2,876,294	$25,728
GCI Liberty, Inc., Class A2	311,641	17,754
		8,630,820
Industrials 8.95%
Boeing Co.	7,303,297	1,089,214
TransDigm Group Inc.	2,069,130	662,515
CSX Corp.	9,046,299	518,353
Airbus SE, non-registered shares[1]	7,668,935	497,585
Honeywell International Inc.	3,589,678	480,263
Union Pacific Corp.	3,353,347	472,956
Parker-Hannifin Corp.	3,514,090	455,883
Deere & Co.	3,222,619	445,237
Safran SA1	4,711,579	414,129
Northrop Grumman Corp.	1,013,007	306,485
Emerson Electric Co.	4,999,047	238,205
Norfolk Southern Corp.	1,398,903	204,240
MTU Aero Engines AG1	1,348,410	197,546
Lockheed Martin Corp.	581,904	197,236
Rockwell Automation	1,300,000	196,183
Armstrong World Industries, Inc.	2,187,002	173,692
Westinghouse Air Brake Technologies Corp.	2,842,520	136,810
Experian PLC[1]	4,209,197	117,176
Nidec Corp.[1]	1,901,600	98,638
FedEx Corp.	759,355	92,079
Waste Management, Inc.	899,500	83,258
Grafton Group PLC, units[1]	11,326,372	74,458
Waste Connections, Inc.	749,857	58,114
United Technologies Corp.	572,891	54,041
Johnson Controls International PLC	1,742,205	46,970
RELX PLC[1]	1,969,624	42,223
IMCD NV1	500,000	35,559
Lennox International Inc.	190,899	34,703
Illinois Tool Works Inc.	200,000	28,424
Lifco AB, Class B1	725,000	26,651
Caterpillar Inc.	171,300	19,878
United Rentals, Inc.[2]	190,000	19,551
ASSA ABLOY AB, Class B1	1,000,000	18,905
DSV Panalpina A/S1	126,495	11,518
		7,548,678
Consumer discretionary 8.24%
Amazon.com, Inc.[2]	1,385,315	2,700,976
Target Corp.	3,799,295	353,221
Domino’s Pizza, Inc.	1,084,937	351,596
Prosus NV1,2	4,994,000	346,027
Dollar General Corp.	2,157,200	325,759
Marriott International, Inc., Class A	3,925,457	293,663
Burlington Stores, Inc.[2]	1,735,000	274,928
NIKE, Inc., Class B	3,257,857	269,555
Booking Holdings Inc.[2]	193,447	260,248
Industria de Diseño Textil, SA1	9,400,000	244,041
Restaurant Brands International Inc.	6,035,000	241,581
LVMH Moët Hennessy-Louis Vuitton SE1	613,105	227,582
Home Depot, Inc.	1,165,000	217,517
Fundamental Investors — Page 4 of 9

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Galaxy Entertainment Group Ltd.[1]	23,995,000	$127,099
Wynn Resorts, Ltd.	1,979,623	119,154
TJX Cos., Inc.	2,000,000	95,620
Stars Group Inc.[2]	4,646,200	94,875
D.R. Horton, Inc.	2,008,601	68,292
Evolution Gaming Group AB1	2,000,000	68,095
Aramark	3,346,000	66,820
Las Vegas Sands Corp.	1,126,838	47,857
Flutter Entertainment PLC (EUR denominated)[1]	429,400	38,927
Darden Restaurants, Inc.	590,800	32,175
Floor & Decor Holdings, Inc., Class A2	800,000	25,672
Samsonite International SA1	26,458,500	25,018
Canada Goose Holdings Inc., subordinate voting shares[2]	898,700	17,875
Royal Caribbean Cruises Ltd.	438,400	14,103
		6,948,276
Consumer staples 7.38%
Philip Morris International Inc.	16,816,563	1,226,936
British American Tobacco PLC[1]	34,862,262	1,190,489
British American Tobacco PLC (ADR)	286,000	9,778
Altria Group, Inc.	27,362,571	1,058,111
Keurig Dr Pepper Inc.	18,115,707	439,668
Walmart Inc.	3,000,000	340,860
Nestlé SA1	3,284,374	338,515
Conagra Brands, Inc.	11,484,805	336,964
Mondelez International, Inc.	4,599,218	230,329
Procter & Gamble Co.	1,800,000	198,000
Coca-Cola Co.	4,099,333	181,396
Costco Wholesale Corp.	580,866	165,622
Estée Lauder Cos. Inc., Class A	999,828	159,313
Anheuser-Busch InBev SA/NV1	2,471,195	109,742
Unilever PLC[1]	1,800,000	90,870
Coca-Cola European Partners PLC	1,606,093	60,277
Church & Dwight Co., Inc.	649,876	41,709
Reckitt Benckiser Group PLC (ADR)	1,861,045	28,669
ITC Ltd.[1]	7,077,011	15,872
		6,223,120
Materials 3.00%
Linde PLC	1,794,658	310,476
Franco-Nevada Corp. (CAD denominated)	2,721,871	271,955
Franco-Nevada Corp.	183,000	18,212
Barrick Gold Corp.	11,634,782	213,149
LyondellBasell Industries NV	4,120,814	204,516
Royal Gold, Inc.	2,283,565	200,292
Corteva, Inc.	8,500,000	199,750
LafargeHolcim Ltd.[1]	4,291,273	156,875
Dow Inc.	5,053,675	147,769
DuPont de Nemours Inc.	4,125,392	140,676
Sherwin-Williams Co.	275,000	126,368
Koninklijke DSM NV1	974,814	110,772
Rio Tinto PLC[1]	2,000,000	91,806
Packaging Corp. of America	957,516	83,141
Norsk Hydro ASA[1]	34,980,669	76,002
First Quantum Minerals Ltd.	13,814,374	70,579
Fundamental Investors — Page 5 of 9

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Vale SA, ordinary nominative	5,919,000	$49,233
CCL Industries Inc., Class B, nonvoting shares	1,095,000	33,294
Allegheny Technologies Inc.[2]	1,301,452	11,062
Wheaton Precious Metals Corp.	376,700	10,371
		2,526,298
Energy 2.54%
Enbridge Inc. (CAD denominated)	15,029,526	437,654
Chevron Corp.	4,540,708	329,020
BP PLC[1]	58,000,000	246,742
Baker Hughes Co., Class A	17,796,702	186,865
Royal Dutch Shell PLC, Class B1	10,870,647	182,267
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	165,212	2,891
Suncor Energy Inc.	10,491,740	167,444
Hess Corp.	3,000,000	99,900
EOG Resources, Inc.	2,223,946	79,884
Occidental Petroleum Corp.	6,710,000	77,702
Keyera Corp.	6,935,678	64,463
ConocoPhillips	1,399,433	43,103
Murphy Oil Corp.	6,780,607	41,565
Cabot Oil & Gas Corp.	2,344,000	40,293
Pioneer Natural Resources Co.	499,905	35,068
Concho Resources Inc.	678,274	29,064
Canadian Natural Resources, Ltd. (CAD denominated)	1,842,600	25,204
Noble Energy, Inc.	3,009,826	18,179
Equitrans Midstream Corp.	3,241,882	16,307
Schlumberger Ltd.	1,003,309	13,535
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)	1,499,749	8,249
		2,145,399
Real estate 1.90%
Simon Property Group, Inc. REIT	8,282,470	454,376
Crown Castle International Corp. REIT	2,553,549	368,733
Equinix, Inc. REIT	465,911	290,994
American Tower Corp. REIT	1,173,152	255,454
AGNC Investment Corp. REIT	11,481,843	121,478
Digital Realty Trust, Inc. REIT	583,027	80,988
Public Storage REIT	84,600	16,802
Brookfield Property Partners LP	1,800,000	14,508
		1,603,333
Utilities 1.29%
Enel SpA[1]	56,826,957	395,540
AES Corp.	12,365,148	168,166
DTE Energy Co.	1,579,200	149,977
Ørsted AS1	1,194,487	117,304
Sempra Energy	880,347	99,470
Exelon Corp.	2,167,933	79,802
Edison International	1,223,567	67,039
Brookfield Infrastructure Partners LP	317,100	11,514
Brookfield Infrastructure Corp., Class A2	35,233	1,234
		1,090,046
Total common stocks (cost: $64,622,809,000)		78,598,188
Fundamental Investors — Page 6 of 9

unaudited
Preferred securities 0.11% Information technology 0.08%	Shares	Value (000)
Samsung Electronics Co., Ltd., nonvoting preferred shares[1]	2,100,000	$68,549
Energy 0.03%
Petróleo Brasileiro SA (Petrobras), preferred nominative	8,686,000	23,386
Total preferred securities (cost: $121,045,000)		91,935
Convertible stocks 0.16% Information technology 0.16%
Broadcom Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	141,873	132,560
Total convertible stocks (cost: $142,408,000)		132,560
Short-term securities 6.00% Money market investments 6.00%
Capital Group Central Cash Fund 1.00%[4]	50,602,817	5,062,306
Total short-term securities (cost: $5,060,884,000)		5,062,306
Total investment securities 99.50% (cost: $69,947,146,000)		83,884,989
Other assets less liabilities 0.50%		424,662
Net assets 100.00%		$84,309,651
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $11,779,564,000, which represented 13.97% of the net assets of the fund. This amount includes $11,749,270,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[4]	Rate represents the seven-day yield at 3/31/2020.
Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Cortexyme, Inc.	2/6/2020	$34,594	$30,294.04%
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fundamental Investors — Page 7 of 9

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Fundamental Investors — Page 8 of 9

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2020 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$15,096,200	$4,216,467	$—	$19,312,667
Health care	11,678,547	651,829	—	12,330,376
Financials	9,204,563	1,034,612	—	10,239,175
Communication services	8,559,577	71,243	—	8,630,820
Industrials	6,014,290	1,534,388	—	7,548,678
Consumer discretionary	5,871,487	1,076,789	—	6,948,276
Consumer staples	4,477,632	1,745,488	—	6,223,120
Materials	2,090,843	435,455	—	2,526,298
Energy	1,713,499	431,900	—	2,145,399
Real estate	1,603,333	—	—	1,603,333
Utilities	577,202	512,844	—	1,090,046
Preferred securities	23,386	68,549	—	91,935
Convertible stocks	132,560	—	—	132,560
Short-term securities	5,062,306	—	—	5,062,306
Total	$72,105,425	$11,779,564	$—	$83,884,989
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
GBP = British pounds
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2020 Capital Group. All rights reserved.
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